Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease discount rate	8.25%
Operating Lease, Liability		$ 43,516	$ 47,064
Navios Logistics [Member]
Operating lease discount rate	7.25%
Charter-in and bareboat contracts [Member] | Minimum [Member]
Operating lease remaining lease term	3 months 18 days
Charter-in and bareboat contracts [Member] | Maximum [Member]
Operating lease remaining lease term	8 years 6 months
Land lease agreements [Member]
Operating lease remaining lease term	44 years 3 months 18 days	45 years 3 months 18 days
Land lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	44 years 2 months 12 days
Land lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	44 years 7 months 6 days
Office lease agreements [Member]
Operating lease remaining lease term	2 years 8 months 12 days	1 year 6 months
Office lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	6 months
Office lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Operating lease remaining lease term	4 years 10 months 24 days
One Previously Chartered In Vessel [Member]
Amount written off	$ 3,952
Gain on sale of vessel	12,541
Chartered-in vessels [Member]
Amount written off	$ 0	$ 1,361	$ 38,636
Charter-in contracts [Member]
Operating lease remaining lease term	4 years 8 months 12 days	4 years 10 months 24 days